Schedule of Unaudited Quarterly Condensed Consolidated Financial Data (Details) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2024		Sep. 30, 2024		Jun. 30, 2024		Mar. 31, 2024		Dec. 31, 2023		Sep. 30, 2023		Jun. 30, 2023		Mar. 31, 2023		Dec. 31, 2024	Dec. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
Net interest and fee income	$ 1,414		$ 1,258		$ 1,111		$ 1,554		$ 1,606		$ 1,464		$ 1,509		$ 1,451		$ 5,337	$ 6,030
Provision for credit losses	43		332		165		222		443		131		43		120		762	737
Net interest and fee income after provision for credit losses	1,371		926		946		1,332		1,163		1,333		1,466		1,331		4,575	5,293
Gain on foreclosed assets		[1]	2	[1]		[1]		[1]		[1]		[1]	17	[1]		[1]		8
Gain on the sale of real estate investment assets													10					10
Revenue from the sale of land parcels	1,397		1,601														2,998
Option fee income	222		223		223		148										816
Dividend or other income	42		12		13		15		24		16		19		21
Cost of land parcels sold	1,397		1,601														2,998
SG&A expense	932		714		586		829		662		591		617		826		3,061	2,696
Depreciation and amortization	19		20		20		21		20		21		20		20
Loss on foreclosed assets	118	[1]		[1]	278	[1]	201	[1]	9	[1]		[1]		[1]	36	[1]	595	36
Net income	$ 566		$ 429		$ 298		$ 444		$ 496		$ 737		$ 875		$ 470		$ 1,737	$ 2,578

[1]	Gains and losses on foreclosed assets are reported net on the Consolidated Statement of Operations.